August 5, 2019

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Preferred Money Market Funds (the "Registrant")
          - Dreyfus Institutional Preferred Money Market Fund
          - Dreyfus Institutional Preferred Government Plus Money Market Fund

         (the "Funds")
         1933 Act File No.: 333-26513
         1940 Act File No.: 811-08211
         CIK No.: 0001038520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 48 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 26, 2019.

Please address any comments or questions to my attention at (212) 922-4219.

Sincerely,

/s/ Teresa X. Vu
Teresa X. Vu
Analyst/Paralegal